RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025	9 Months Ended
Sep. 30, 2025
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025

NOTE 16 – RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025

a)	Business combination: “Acquisition of TMA”

On February 24, 2025 (the “Acquisition Date”), the Company acquired 86,460,983,849 common shares of TMA, representing 99.999625% of its capital stock, acquiring control. TMA is a company incorporated in the Republic of Argentina, providing mobile and fixed telephony, fixed broadband, and video services on a national scale in Argentina.

The purpose of the acquisition was to enhance the quality of existing services and to expand the coverage and capacity of both mobile and fixed networks.

The contractual purchase price for this transaction was US$1,245 million ($1,539,116 million in current currency as of September 30, 2025), which was settled in the following manner: (a) by assuming a debt owed by the seller to TMA in the amount of US$126 million ($155,657 million in current currency as of September 30, 2025); and (b) as consideration transferred (“consideration paid”), pursuant to IFRS 3, the remaining balance of US$1,119 million ($1,383,459 million in current currency as of September 30, 2025), which was paid in cash using funds obtained from two loans (See Note 7).

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current currency at the	(In current currency as
	acquisition date)	of September 30, 2025)
Cash and cash equivalents	149,678	174,418
Investment	88,434	103,051
Trade receivables	335,696	391,183
Other receivables	69,289	80,742
Inventories	61,851	72,074
Assets classified as held for sale	2,366	2,757
Deferred income tax assets	313,988	365,887
PP&E	797,587	929,420
Intangible assets	311,686	363,205
Right of use assets	137,014	159,661
Investment properties	52,764	61,485
Trade payables	(430,015)	(501,096)
Salaries and social security payables	(139,583)	(162,655)
Other taxes payables	(193,325)	(225,280)
Leases liabilities	(106,991)	(124,676)
Other liabilities	(45,920)	(53,509)
Provisions	(217,291)	(253,208)
Net identifiable assets acquired	1,187,228	1,383,459

The preliminary fair value of the acquired trade receivables is $391,183 million in current currency as of September 30, 2025. The gross contractual amount for trade receivables due is $511,335 million, with a loss allowance of $120,152 million recognized on acquisition.

The Company’s management conducted a preliminary assessment of the PPA, based on which it recorded the acquisition in its financial statements. It should be noted that this is a preliminary assessment, since the valuation of certain assets and liabilities involves significant judgments that require additional time and information. Therefore, as of the date of these unaudited condensed consolidated financial statements, no goodwill has been recognized. Once the PPA determination is completed, within the timeframes provided for by IFRS 3, any resulting effects will be recognized.

Impact on Operations for the period

The acquired business generated revenues from ordinary activities in the amount of $1,784,189 million and net loss in the amount of $11,633 million from the acquisition date to September 30, 2025. Had the acquisition been conducted as of January 1, 2025, the revenues from ordinary activities and net income contributed by the acquired business would have amounted to $2,296,314 million and $332,076 million, respectively, (not including the effect of any reciprocal operations that may exist).

Regulatory Impact of the Acquisition

As of the date of these unaudited condensed consolidated financial statements, the Company has duly submitted the required filings in connection with the acquisition of TMA and has initiated the necessary proceedings before CNDC and ENACOM in order to obtain, respectively, the approval of the Argentine Secretariat of Industry and Trade (or any successor authority acting as the enforcement authority of Law No. 27,442) for the economic concentration resulting from the acquisition of TMA, and the approval of ENACOM for the change of control. The filing with CNDC was made on March 3, 2025, and the filing with ENACOM was made on March 7, 2025, in both cases in accordance with the applicable regulatory framework.

Both administrative proceedings are currently pending. On March 21, 2025, a Resolution has been issued by the Secretariat of Industry and Trade, whereby it ordered, as a provisional measure pursuant to Article 44 of Law No. 27,442, that, for a period of six months or until the Secretariat of Industry and Trade issues a decision regarding the approval, approval subject to conditions, or denial of the authorization of the transaction pursuant to Article 14 of such law, whichever occurs first, the Company must refrain from carrying out any legal, corporate and/or commercial acts that would directly or indirectly result in the integration or consolidation of TMA’s business with that of the Company. This includes any initiative aimed at unifying or integrating the personnel of TMA and the Company, as well as any exchange of competitively sensitive information with TMA, such as pricing and pricing strategies, costs and margins, business plans and commercial strategies, customer and supplier information, investment plans, among others. The Company must also comply with the reciprocal infrastructure sharing agreements entered into by the Company and TMA prior to the acquisition. The Resolution does not alter the manner in which the Company and TMA operate, since the Acquisition Date, as they continue to be companies that conduct their business independently, and each has its own Board of Directors and management.

On April 6, 2025, the Company appealed this resolution before the Secretary of Industry and Commerce and the CNDC. The Company has also appealed the note of the Secretary of Industry and Commerce dated March 27, 2025, addressed to the CNDC, through which a monitoring agent of the Company and TMA was appointed. On June 5, 2025, the Company was notified of the decision of the Chamber III of the Federal Court of Appeals on Civil and Commercial Matters, which resolved to grant the Company’s appeal, and further ordering the Secretary of Industry and Commerce to refrain from taking any measure contrary to such suspension.

In addition, on June 19, 2025, the Company was notified of a Resolution of the Secretary of Industry and Commerce, through which, the Company was notified of the technical report issued by the CNDC, which constitutes the objection report under Article 14 of Law No. 27,442.

This report does not represent a final resolution or the imposition of sanctions. Instead, it represents a procedural stage affording the parties the opportunity to exercise their right of defense, submit responses, or propose commitments to mitigate possible anticompetitive consequences.

Pursuant to the aforementioned resolution, the Secretary of Industry and Commerce granted the Company 15 days to submit any comments it deems appropriate regarding the preliminary objection report issued by the CNDC; and/or propose remedies it deems appropriate to mitigate the competitive effects outlined in the objection report. The Secretary also called for a special hearing to consider any such measures proposed by the Company, with the date to be set by the CNDC in due course.

The Company believes that the objection report was issued and notified prematurely, at too early a stage of the process, without all the necessary and/or relevant information and before all the relevant procedures set forth by Law No. 27,442 were completed. The Company does not agree with the preliminary conclusions expressed in the objection report and has focused on analyzing all CNDC statements therein and submitting all presentations and technical data it deemed appropriate in response to the report (including information incorporated into Form F2, which was submitted by the Company recently and is pending analysis by the CNDC).

On August 5, 2025, the Company duly and timely responded to the Preliminary Objection Report issued by the CNDC. Together with that submission, and without this being construed in any way as an acknowledgment that the transaction raises an antitrust concern, the Company expressed its willingness to consider potential commitments to address the provisional concerns outlined in the Preliminary Objection Report, which, if accepted by the CNDC and implemented by the Company, could constitute feasible remedies.

Subsequently, the CNDC held the special hearing provided for under Article 14 of Law No. 27,442. The first hearing was held on September 19, 2025, and the second on October 6, 2025, at which time the CNDC resolved to adjourn the proceedings, with their resumption remaining subject to the CNDC’s assessment of the observations timely submitted by Telecom and the additional information requested from third parties that was still pending submission to the CNDC.

The Company believes that, under reasonable and normal market conditions, none of these proposed remedies would have a material adverse effect on the Company’s business or impair its ability to service its financial obligations.

The Company will exercise all rights available to it to review or challenge any decisions that it considers to be inconsistent with applicable Argentine law or the actual competitive conditions in each relevant market and jurisdiction.

Although there can be no assurance regarding the outcome of the post closing review of the Acquisition by regulatory authorities, the Company and its legal advisors, have strong arguments to support its position.

b)	Provisions of the Telecom Ordinary and Extraordinary Shareholders’ meeting

At the Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2025, the shareholders of Telecom decided, among other:

(i)	To approve the Board of Directors’ proposal stated in current currency as of March 31, 2025 using the National Consumer Price Index pursuant to CNV Resolution No. 777/18 in connection with the Accumulated retained earnings as of December 31, 2024 for $1,234,786 million in current currency as of September 30, 2025: (a) allocate the amount of $60,069 million in current currency as of September 30, 2025 to “Legal Reserve”; (b) allocate the amount of $1,174,717 million in current currency as of September 30, 2025 to “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level”; (c) to reclassify the amount of $110,451 million in current currency as of September 30, 2025 from “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” and to be charged against the “Contributed Surplus”;
(ii)	to delegate on the Board of Directors the power to reverse, before December 31, 2025 the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” in an amount that allows distribution of dividends in cash or in non-cash or any combination of both options, for up to the maximum amount of distribution of US$300 million.